As filed with the Securities and Exchange Commission on April 3, 2006 1933 Act File No. 33-572 1940 Act File No. 811-4409

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933	[ ]
POST-EFFECTIVE AMENDMENT NO. 105	[x]
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 107	[x]

EATON VANCE MUNICIPALS TRUST (Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Address of Principal Executive Offices)

(617) 482-8260 (Registrant’s Telephone Number)

ALAN R. DYNNER The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[x]	immediately upon filing pursuant to paragraph (b)	[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (b)	[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[  ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Parts A and B of this Post-Effective Amendment No. 105 to the Registration Statement of Eaton Vance Municipals Trust (the “Amendment”) are incorporated by reference to the Prospectus (Part A) and Statement of Additional Information (Part B), each dated February 1, 2006, as previously filed electronically with the Securities and Exchange Commission on January 31, 2006 (SEC File No. 33-572) (Accession No. 0000940394-06-000148), and Part A is hereby supplemented as indicated in the Amendment. This Amendment is being filed to supplement the Prospectus to add Class C shares of the Eaton Vance Massachusetts Municipals Fund, a separate series of the Registrant.

EATON VANCE MASSACHUSETTS MUNICIPALS FUND Supplement to Prospectus dated February 1, 2006

1. The Massachusetts Fund now offers Class C shares.

2. The following is added as the fourth sentence to “Performance Information” under “Fund Summaries Massachusetts Fund”:

No performance is shown for Class C shares because they have not been offered prior to the date of this prospectus.

3. The following is added to the Massachusetts Fund Annual Fund Operating Expenses table in “Fund and Expenses” under “Fund Summaries - Massachusetts Fund”:

		Management	Distribution and	Other	Total Annual Fund
		Fees	Service (12b-1) Fees	Expenses*	Operating Expenses

Massachusetts Fund	Class C shares	0.42%	0.95%	0.17%	1.54%

*Other Expenses for Class C shares of the Massachusetts Fund is estimated.

4. The following is added to the Massachusetts Fund Examples in "Fund Fees and Expenses" under “Fund Summaries - Massachusetts Fund”:

		1 Year	3 Years	5 Years	10 Years

Massachusetts Fund	Class C shares	$257	$486	$839	$1,834

You would pay the following expenses if you did not redeem your shares:

		1 Year	3 Years	5 Years	10 Years

Massachusetts Fund	Class C shares	$157	$486	$839	$1,834

April 3, 2006	MAPS

PART C - OTHER INFORMATION

Item 23. Exhibits (with inapplicable items omitted)

(a)	(1)	Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January
11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 filed September 15,
1995 and incorporated herein by reference.

	(2)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-
Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

	(3)	Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated November 18, 1996 filed as Exhibit (1)(c) to Post-Effective Amendment No. 62 filed
November 25, 1996 and incorporated herein by reference.

	(4)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value, dated November 14, 2005 filed as Exhibit (a)(4) to Post-Effective
Amendment No. 102 filed November 29, 2005 and incorporated herein by reference.

(b)	(1)	By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment
No. 55 filed September 15, 1995 and incorporated herein by reference.

	(2)	Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as
Exhibit (2)(b) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

	(3)	Amendment to By-Laws of Eaton Vance Municipals Trust dated June 18, 2002 filed as Exhibit
(b)(3) to Post-Effective Amendment No. 89 filed November 26, 2002 and incorporated herein by reference.

	(4)	Amendment to By-Laws of Eaton Vance Municipals Trust dated February 7, 2005 filed as
Exhibit (b)(4) to Post-Effective Amendment No. 99 filed March 2, 2005 and incorporated herein by reference.

(c)		Reference is made to Item 23(a) and 23(b) above.

(d)	(1)	Form of Investment Advisory Agreement with Boston Management and Research for Eaton
Vance Alabama Municipals Fund, Eaton Vance Arizona Municipals Fund, Eaton Vance
Arkansas Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance
Connecticut Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Georgia
Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana
Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Massachusetts
Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota
Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance Missouri
Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton Vance New York
Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Ohio
Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance Pennsylvania
Municipals Fund, Eaton Vance Rhode Island Municipals Fund, Eaton Vance South Carolina
Municipals Fund, Eaton Vance Tennessee Municipals Fund, Eaton Vance Virginia Municipals
Fund and Eaton Vance West Virginia Municipals Fund filed as Exhibit (d)(1) to Post-Effective
Amendment No. 96 filed November 24, 2004 and incorporated herein by reference.

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(d)	(2)		Form of Investment Advisory Agreement with Boston Management and Research for Eaton
			Vance California Municipals Fund and Eaton Vance National Municipals Fund filed as Exhibit
			(d)(2) to Post-Effective Amendment No. 96 filed November 24, 2004 and incorporated herein
			by reference.

(e)	(1)	(a)	Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors,
			Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
			(6)(a)(7) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by
			reference.

		(b)	Amended Schedule A to Distribution Agreement dated November 14, 2005 filed as Exhibit
			(e)(1)(b) to Post-Effective Amendment No. 102 filed November 29, 2005 and incorporated
			herein by reference.

	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
			filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the
			Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and
			incorporated herein by reference.

(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that
			permits the Registrant to enter into deferred compensation arrangements with its independent
			Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
			1, 1994).

(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as
			Exhibit (8) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated
			herein by reference.

	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
			23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 filed November 15, 1995
			and incorporated herein by reference.

	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
			December 21, 1998 filed as Exhibit (g)(3) to Post-Effective Amendment No. 78 filed January
			25, 1999 and incorporated herein by reference.

	(4)		Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors
			Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-
			Write Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-
			21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) filed September 26,
			2005 and incorporated herein by reference.

	(5)		Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed
			as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos.
			333-32276, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and
			incorporated herein by reference.

(h)	(1)	(a)	Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on
			behalf of each of its series) and Eaton Vance Management with attached schedules (including
			Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective
			Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

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	(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement dated June 19, 1995 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 67
filed July 3, 1997 and incorporated herein by reference.

(2)		Transfer Agency Agreement dated as of August 1, 2005 filed as Exhibit (h)(3) to Post-
Effective Amendment No. 109 of Eaton Mutual Funds Trust (File Nos. 02-90946, 811-04015)
(Accession No. 0000940394-05-000983) filed August 25, 2005 and incorporated herein by reference.

(3)		Sub-Transfer Agency Service Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit Exhibit (h)(4) to Post-Effective Amendment No.
109 of Eaton Mutual Funds Trust (File Nos. 02-90946, 811-04015) (Accession No.
0000940394-05-000983) filed August 25, 2005 and incorporated herein by reference.

(i) (1)		Opinion of Internal Counsel dated November 14, 2005 filed as Exhibit (i) to Post-Effective
Amendment No. 102 filed November 29, 2005 and incorporated herein by reference.

(2)		Consent of Internal Counsel dated April 3, 2006 filed herewith.

(m) (1)		Eaton Vance Municipals Trust Class A Service Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(g) to Post-Effective Amendment No.
67 filed July 3, 1997 and incorporated herein by reference.

(2)		Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No.
69 filed September 29, 1997 and incorporated herein by reference.

(3)	(a)	Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No.
69 filed September 29, 1997 and incorporated herein by reference.

	(b)	Amended Schedule A to Class C Distribution Plan dated November 14, 2005 filed as Exhibit
(m)(3)(b) to Post-Effective Amendment No. 102 filed November 29, 2005 and incorporated herein by reference.

(n) (1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated February 9, 2004 filed as Exhibit (o)(1) to Post-Effective Amendment No. 94 of Eaton Vance Mutual Funds
Trust (File Nos. 02-90946, 811-4015) (Accession No. 0000940394-04-000170) filed February
26, 2004 and incorporated herein by reference.

(2)		Schedule A effective February 13, 2006 to Amended and Restated Multiple Class Plan for
Eaton Vance Funds dated February 9, 2004 filed as Exhibit (n)(2) to Post-Effective
Amendment No. 75 of Eaton Vance Special Investment Trust (File Nos. 02-27962, 811-1545)
(Accession No. 0000940394-06-000187) filed February 14, 2006 and incorporated herein by reference.

(p)		Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds
effective September 1, 2000, as revised February 1, 2006, filed as Exhibit (p)(1) to Post-
Effective Amendment No. 94 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241)
filed January 25, 2006 (Accession No. 0000940394-06-000125) and incorporated herein by reference.

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(q)	Powers of Attorney for Eaton Vance Municipals Trust dated November 1, 2005 filed as Exhibit (q) to Post-Effective Amendment No. 102 filed November 29, 2005 and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control

Not applicable

Item 25. Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and other Connections of Investment Adviser

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statements of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930)Eaton Vance Management (File No. 801-15930) and Boston Management and Research (File No. 801-43127 ) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

(a) Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund	Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust	Eaton Vance Prime Rate Reserves
Eaton Vance Institutional Senior Floating-Rate Fund	Eaton Vance Series Trust II
Eaton Vance Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust	EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals Trust II	Eaton Vance Variable Trust

(b)

(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Ira Baron	Vice President	None
John Bercini	Vice President	None
Chris Berg	Vice President	None
Kate B. Bradshaw	Vice President	None
Timothy Breer	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None

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Raymond Cox	Vice President	None
Peter Crowley	Vice President	None
Russell E. Curtis	Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
James Durocher	Vice President	None
Alan R. Dynner	Vice President, Secretary and Clerk	Secretary
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Vince Falbo	Vice President	None
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
Michael A. Foster	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
James B. Hawkes	Vice President and Director	Vice President and Trustee
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Chris Howe	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Lindsey Kidder	Vice President	None
Thomas P. Luka	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Morgan C. Mohrman	Senior Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Joseph Nelson	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
James O’Brien	Vice President	None
Andrew Ogren	Vice President	None
Philip Pace	Vice President	None
Margaret Pier	Vice President	None
Shannon Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Tim Roach	Vice President	None
Randy Skarda	Vice President	None
Lawrence Sinsimer	Senior Vice President	None
Bill Squadroni	Vice President	None
Joseph Staszkiw	Vice President	None
William M. Steul	Vice President and Director	None
Cornelius J. Sullivan	Senior Vice President	None

Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
George Torruella	Vice President	None
John M. Trotsky	Vice President	None
Jerry Vainisi	Vice President	None
John Vaughan	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Wharton P. Whitaker	President and Director	None
Greg Whitehead	Vice President	None
Mark Whitehouse	Vice President	None
Steve Widder	Vice President	None
Charles Womack	Vice President	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

(c) Not applicable

Item 28. Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

Item 29. Management Services

Not applicable

Item 30. Undertakings

None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on April 3, 2006.

EATON VANCE MUNICIPALS TRUST By: /s/ Robert B. MacIntosh Robert B. MacIntosh, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 3, 2006.

Signature	Title

/s/ Robert B. MacIntosh	President (Chief Executive Officer)
Robert B. MacIntosh

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

James B. Hawkes*	Trustee
James B. Hawkes

Samuel L. Hayes, III*	Trustee
Samuel L. Hayes, III

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Norton H. Reamer*	Trustee
Norton H. Reamer

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Alan R. Dynner
Alan R. Dynner (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description
(i) (2)	Consent of Internal Counsel dated April 3, 2006

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